UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     09/30/2009

Check here if Amendment: [X]; Amendment Number: 1

This Amendment (Check only one):     [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empire Capital Management, LLC

Address: 1 Gorham Island, Suite 201
         Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Markham Penrod, IACCPSM
Title:    Chief Compliance Officer
Phone:    203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPSM          Westport, CT          06/14/2011
-------------------------------        ---------------       -------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:       None
                                        ------

Form 13F Information Table Entry Total:   67
                                        -------

Form 13F Information Table Value Total: $574,402
                                        ----------
                                        (thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE
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
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
ITEM 1                            ITEM 2     ITEM 3     ITEM 4        ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                       INVESTMENT           VOTING
                                                                      SHARES           DISCRETION           AUTHORITY
NAME                              TITLE                 FAIR          OR               SOLE                 SOLE
OF                                OF                    MARKET        PRINCIPAL  SH    SHARED               SHARED
ISSUER                            CLASS      CUSIP      VALUE         AMOUNT     PRN   OTHER       MANAGER  OTHER

3PAR INC                          COM        88580F109  $  7,721,000    700,000  SH    SOLE        FINE     SOLE
ALCATEL-LUCENT - CALL             SPNS ADR   013904305  $    500,000    200,000  CALL  SOLE        FINE
ALVARION LTD                      SHS        M0861T100  $  1,856,000    450,000  SH    SOLE        FINE     SOLE
APPLE INC                         COM        037833100  $ 47,357,000    255,500  SH    SOLE        FINE     SOLE
ARUBA NETWORKS - CALL             COM        043176106  $    392,000     78,300  CALL  SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $    398,000     53,000  CALL  SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     38,000      5,000  CALL  SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     35,000      7,000  CALL  SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     45,000      6,000  CALL  SOLE        FINE
ARUBA NETWORKS INC                COM        043176106  $ 62,587,000  7,080,000  SH    SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD            SHS        Y0486S104  $  3,431,000    201,000  SH    SOLE        FINE     SOLE
BENCHMARK ELECTRONICS INC         COM        08160H101  $  2,700,000    150,000  SH    SOLE        FINE     SOLE
BROADCOM CORP                     CL A       111320107  $ 12,583,000    410,000  SH    SOLE        FINE     SOLE
CHORDIANT SOFTWARE INC            COM NEW    170404305  $  3,038,000    780,900  SH    SOLE        FINE     SOLE
CISCO SYSTEMS INC                 COM        17275R102  $ 57,791,000  2,455,000  SH    SOLE        FINE     SOLE
DELL INC                          COM        24702R101  $    382,000     25,000  SH    SOLE        FINE     SOLE
DIREX DLY SMCP BEAR 3X - CALL     ETF        25459W839  $    175,000     17,500  CALL  SOLE        FINE
DIREX DLY SMCP BEAR 3X - CALL     ETF        25459W839  $  1,025,000     82,000  CALL  SOLE        FINE
EBAY INC                          COM        278642103  $ 12,319,000    522,000  SH    SOLE        FINE     SOLE
EMC CORP                          COM        268648102  $ 28,542,000  1,675,000  SH    SOLE        FINE     SOLE
EMULEX CORP                       COM NEW    292475209  $  3,839,000    373,080  SH    SOLE        FINE     SOLE
ENDWAVE CORP                      COM NEW    29264A206  $  2,681,000    843,063  SH    SOLE        FINE     SOLE
EXPEDIA INC (DEL)                 COM        30212P105  $  4,191,000    175,000  SH    SOLE        FINE     SOLE
FINISAR CORP                      COM        31787A507  $ 12,294,000  1,270,000  SH    SOLE        FINE     SOLE
GOOGLE INC                        CL A       38259P508  $ 22,313,000     45,000  SH    SOLE        FINE     SOLE
HARRIS STRATEX NETWORKS INC       CL A       41457P106  $  6,690,000    944,162  SH    SOLE        FINE     SOLE
INTEL CORP                        COM        458140100  $ 60,080,000  3,070,000  SH    SOLE        FINE     SOLE
INTEL CORP - CALL                 COM        458140100  $  4,001,000    200,050  CALL  SOLE        FINE
INTEL CORP - CALL                 COM        458140100  $    950,000     50,000  CALL  SOLE        FINE
INTL BUSINESS MACHINES CORP       COM        459200101  $ 17,942,000    150,000  SH    SOLE        FINE     SOLE
ISHARES RUSSELL 2000 NDX - PUT    ETF        464287655  $  1,260,000     22,500  PUT   SOLE        FINE     SOLE
LANTRONIX INC                     COM        516548104  $  3,551,000  6,230,000  SH    SOLE        FINE     SOLE
NII HOLDINGS INC                  CL B NEW   62913F201  $  4,208,000    140,000  SH    SOLE        FINE     SOLE
ORACLE CORP                       COM        68389X105  $ 11,670,000    560,000  SH    SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  3,885,000    105,000  PUT   SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  1,900,000     50,000  PUT   SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  6,000,000    150,000  PUT   SOLE        FINE     SOLE
PSHS ULTRSHRT QQQ                 ETF        74347R875  $  4,606,000    200,000  SH    SOLE        FINE     SOLE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $     80,000     10,000  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    180,000     20,000  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    100,000     10,000  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    110,000     10,000  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    360,000     30,000  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    189,000     14,500  CALL  SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    280,000     20,000  CALL  SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  1,018,000     27,500  CALL  SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  1,755,000     45,000  CALL  SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  2,352,000     56,000  CALL  SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $    440,000     11,000  CALL  SOLE        FINE
QUALCOMM INC                      COM        747525103  $ 43,068,000    957,500  SH    SOLE        FINE     SOLE
RF MICRO DEVICES INC              COM        749941100  $  2,444,000    450,000  SH    SOLE        FINE     SOLE
S&P DEPOSITORY RECEIPTS - PUT     ETF        78462F103  $  3,153,000     32,500  PUT   SOLE        FINE     SOLE
S&P DEPOSITORY RECEIPTS - PUT     ETF        78462F103  $  2,940,000     30,000  PUT   SOLE        FINE     SOLE
SANDISK CORP                      COM        80004C101  $ 34,720,000  1,600,000  SH    SOLE        FINE     SOLE
SBA COMMUNICATIONS CORP           COM        78388J106  $  6,758,000    250,000  SH    SOLE        FINE     SOLE
SILICON MOTION TECH CORP          SPNS ADR   82706C108  $  2,770,000    695,979  SH    SOLE        FINE     SOLE
SILICON MOTION TECH CORP - CALL   SPNS ADR   82706C108  $     46,000     18,490  CALL  SOLE        FINE
SILICON MOTION TECH CORP - CALL   SPNS ADR   82706C108  $     38,000     15,000  CALL  SOLE        FINE
SILICON STORAGE TECH INC          COM        827057100  $    591,000    244,037  SH    SOLE        FINE     SOLE
SKYWORKS SOLUTIONS INC            COM        83088M102  $  3,972,000    300,000  SH    SOLE        FINE     SOLE
STEC INC                          COM        784774101  $ 12,491,000    425,000  SH    SOLE        FINE     SOLE
STOCKERYALE INC                   COM        86126T203  $    714,000  5,492,500  SH    SOLE        FINE     SOLE
TAIWAN SEMICNDTR MANUFCT CO       SPNS ADR   874039100  $  2,740,000    250,000  SH    SOLE        FINE     SOLE
TRIDENT MICROSYSTEMS INC          COM        895919108  $  6,683,000  2,580,406  SH    SOLE        FINE     SOLE
VERISIGN INC                      COM        92343E102  $ 11,845,000    500,000  SH    SOLE        FINE     SOLE
XILINX INC                        COM        983919101  $  3,513,000    150,000  SH    SOLE        FINE     SOLE
YUCHENG TECHNOLOGIES LTD          COM        G98777108  $ 14,076,000  1,963,113  SH    SOLE        FINE     SOLE

                                                         574,402,000

ENTRY TOTAL                              67
TABLE VALUE IN THOUSANDS          $ 574,402